Trade and Other Receivables - Disclosure of Impairment Loss and Reversal of Impairment Loss (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Trade and other receivables [abstract]
Balance at beginning of the period (calculated in accordance with IAS 139)	$ (609)	$ (326)
Opening impairment allowance calculated under IFRS 9	(609)	(326)
Movement through provision	(4)	(1,037)
Unused amounts reversed	616	772
Foreign exchange movement	(25)	(18)
Balance at end of the period	$ (22)	$ (609)